WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited)	November 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS - 100.5%
Alabama - 2.7%
Birmingham, AL, Commercial Development Authority Revenue:
Civic Center Improvements Project, Series A, GTD	5.000%	4/1/24	$1,770,000	$1,824,304
Civic Center Improvements Project, Series A, GTD	5.000%	4/1/25	1,970,000	2,030,282
Civic Center Improvements Project, Series A, GTD	5.000%	4/1/26	1,700,000	1,752,020
Civic Center Improvements Project, Series A, GTD	5.000%	4/1/27	1,500,000	1,545,900
Civic Center Improvements Project, Series A, GTD	5.000%	4/1/28	1,700,000	1,751,884
Civic Center Improvements Project, Series A, GTD	5.250%	4/1/29	1,750,000	1,806,997
Hoover, AL, IDA Revenue, United States Steel Corp. Project, Series 2019	5.750%	10/1/49	4,350,000	4,691,649	(a)
Jefferson County, AL, Sewer Revenue:
Convertible CAB, Subordinated Lien, Warrants, Step bond, Series F (0.000% until 10/1/23; 7.750%)	0.000%	10/1/46	2,000,000	1,929,700
Convertible CAB, Subordinated Lien, Warrants, Step bond, Series F (0.000% until 10/1/23; 7.900%)	0.000%	10/1/50	69,910,000	67,335,215
Senior Lien, Warrants, Series A, AGM	5.500%	10/1/53	7,200,000	8,246,520
Subordinated Lien, Warrants, Series D	6.000%	10/1/42	16,030,000	18,959,963
Subordinated Lien, Warrants, Series D	6.500%	10/1/53	12,300,000	14,721,132
Southeast Alabama Gas Supply District, Gas Supply Revenue, Project #1, Series A	4.000%	4/1/24	5,500,000	5,978,335	(b)(c)
Tuscaloosa County, AL, IDA Revenue, Hunt Refining Project, Series A, Refunding	4.500%	5/1/32	2,100,000	2,304,162	(d)

Total Alabama				134,878,063

Alaska - 0.3%
Alaska State Housing Finance Corp. Revenue:
State Capital Project II, Series A	5.000%	12/1/27	315,000	342,254
State Capital Project II, Series B	5.000%	12/1/37	1,985,000	2,447,981
State Capital Project II, Series B	5.000%	12/1/38	1,515,000	1,863,647
State Capital Project II, Series B	5.000%	12/1/39	1,000,000	1,227,060
Valdez, AK, Marine Terminal Revenue, BP Pipelines Inc. Project, Series C, Refunding	5.000%	1/1/21	10,000,000	10,380,400

Total Alaska				16,261,342

See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund 2019 Quarterly Report	1

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Arizona - 2.0%
Arizona State Board of Regents University System Revenue:
Series D	5.000%	7/1/41	$3,450,000	$4,010,970
Series D	5.000%	7/1/46	2,500,000	2,895,025
Arizona State IDA, Education Revenue:
Academies Math & Science Project, SD Credit Program, Series A, Refunding	5.000%	7/1/48	1,800,000	2,083,212
Academies Math & Science Project, SD Credit Program, Series S, Refunding	5.000%	7/1/47	1,300,000	1,499,017
Basis School Project, Credit Enhanced, SD Credit Program, Series F, Refunding	5.000%	7/1/47	1,505,000	1,735,400
Basis School Project, Credit Enhanced, SD Credit Program, Series F, Refunding	5.000%	7/1/52	1,000,000	1,145,200
Basis School Project, Series D, Refunding	5.000%	7/1/37	600,000	661,116	(d)
Basis School Project, Series D, Refunding	5.000%	7/1/47	860,000	933,857	(d)
Basis School Project, Series D, Refunding	5.000%	7/1/51	2,580,000	2,792,721	(d)
Arizona State, Lottery Revenue, Refunding	5.000%	7/1/28	5,000,000	6,407,900
Chandler, AZ, IDA Revenue, Intel Corp. Project	5.000%	6/3/24	38,490,000	44,098,763	(a)(b)(c)
Maricopa County, AZ, IDA, Education Revenue:
Great Hearts Arizona Project, Series A	5.000%	7/1/52	1,000,000	1,159,970
Great Hearts Arizona Project, Series C	5.000%	7/1/37	300,000	355,230
Great Hearts Arizona Project, Series C	5.000%	7/1/48	600,000	698,052
Legacy Traditional School Project, Series A, SD Credit Program	5.000%	7/1/39	700,000	840,357	(e)
Legacy Traditional School Project, Series A, SD Credit Program	5.000%	7/1/49	1,300,000	1,540,643	(e)
Navajo Nation, AZ, Revenue, Series A, Refunding	5.500%	12/1/30	5,235,000	5,954,289	(d)
Phoenix, AZ, IDA, Education Revenue, Great Hearts Academies, Refunding	5.000%	7/1/46	1,300,000	1,423,786
Queen Creek, AZ, Excise Tax & State Shared Revenue:
Series A	5.000%	8/1/42	1,640,000	2,004,195
Series A	5.000%	8/1/47	2,000,000	2,427,360
Salt Verde, AZ, Financial Corp., Natural Gas Revenue, Series 2007	5.250%	12/1/28	12,000,000	15,028,800

Total Arizona				99,695,863

See Notes to Schedule of Investments.

2	Western Asset Managed Municipals Fund 2019 Quarterly Report

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
California - 16.9%
Alameda, CA, Corridor Transportation Authority Revenue:
Second Subordinated Lien, Series B, Refunding	5.000%	10/1/34	$6,750,000	$7,972,425
Second Subordinated Lien, Series B, Refunding	5.000%	10/1/37	2,250,000	2,638,238
Anaheim, CA, Public Financing Authority Lease Revenue:
Series A, Refunding	5.000%	5/1/33	1,750,000	2,018,048
Series A, Refunding	5.000%	5/1/34	1,350,000	1,554,269
Series A, Refunding	5.000%	5/1/46	9,000,000	10,219,050
Bay Area Toll Authority, CA, Toll Bridge Revenue, San Francisco Bay Area, Series A (SIFMA Municipal Swap Index Yield + 1.250%)	2.350%	4/1/27	27,000,000	28,178,010	(b)(c)
California State Health Facilities Financing Authority Revenue:
Lucile Salter Packard Children’s Hospital at Stanford	5.000%	11/15/49	7,500,000	8,868,300
Lucile Salter Packard Children’s Hospital at Stanford	5.000%	11/15/56	1,500,000	1,798,845
Stanford Hospital and Clinics, Series A-1, Refunding	5.150%	11/15/40	24,150,000	25,102,234	(f)
Stanford Hospital and Clinics, Series B, Refunding	5.000%	11/15/36	34,000,000	35,292,340	(f)
California State Infrastructure & Economic Development Bank Revenue:
Green Bond, Clean Water State Revolving Fund	5.000%	10/1/33	2,500,000	3,110,200
Green Bond, Clean Water State Revolving Fund	5.000%	10/1/43	2,620,000	3,219,613
UCSF 2130 Third Street	5.000%	5/15/42	5,000,000	6,122,550
California State MFA Revenue:
Orange County Civic Center, Series A	5.000%	6/1/48	7,000,000	8,428,280
Senior Lien, Linux Apartment Project, Series A	5.000%	12/31/43	8,085,000	9,474,165	(a)
Senior Lien, Linux Apartment Project, Series A	5.000%	12/31/47	9,700,000	11,315,632	(a)
Senior Lien, Linux Apartment Project, Series B	5.000%	6/1/48	2,000,000	2,329,320	(a)
California State MFA Special Facility Revenue, United Airlines, Inc., Los Angeles International Airport Project	4.000%	7/15/29	1,200,000	1,362,612	(a)

See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund 2019 Quarterly Report	3

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
California - (continued)
California State PCFA Water Furnishing Revenue:
San Diego County Water Authority Desalination Project	5.000%	7/1/29	$2,000,000	$2,540,560	(d)
San Diego County Water Authority Desalination Project	5.000%	7/1/39	7,300,000	8,806,720	(d)
San Diego County Water Authority Desalination Project	5.000%	11/21/45	8,000,000	9,564,880	(d)
California State University Revenue, System-wide, Series A, Refunding	4.000%	11/1/45	1,500,000	1,642,605
California State, GO:
Bid Group C, Refunding	5.000%	8/1/33	10,000,000	12,112,600
Various Purpose, Refunding	5.000%	4/1/28	16,750,000	21,438,157
Various Purpose, Refunding	5.000%	4/1/29	5,250,000	6,842,693
Various Purpose, Refunding	5.000%	10/1/29	11,845,000	15,572,977
Various Purpose, Refunding	5.000%	9/1/36	8,000,000	9,649,920
California Statewide CDA Revenue:
American Baptist Homes of the West, Refunding	5.000%	10/1/45	2,550,000	2,865,690
Provident Group-Pomona Properties LLC, Series A	5.750%	1/15/45	11,815,000	12,730,544	(d)
Eastern Municipal Water District Financing Authority, CA, Water & Wastewater Revenue, Series D	5.000%	7/1/47	15,950,000	19,177,164
Golden State, CA, Tobacco Securitization Corp. Revenue, Tobacco Settlement Funded, Series A-1, Refunding	5.000%	6/1/47	19,150,000	19,703,626
Imperial Irrigation District, CA, Electric System Revenue:
Series A, Refunding	5.000%	11/1/25	2,120,000	2,198,292	(f)
Series A, Refunding	5.500%	11/1/41	7,905,000	8,232,662	(f)
Series B, Refunding	5.000%	11/1/36	4,000,000	4,147,720	(f)
Long Beach, CA, Bond Finance Authority Revenue:
Natural Gas Purchase, Series A	5.000%	11/15/29	2,500,000	3,133,675
Natural Gas Purchase, Series A	5.500%	11/15/37	6,730,000	9,497,443
Long Beach, CA, Harbor Revenue:
Series A	5.000%	5/15/39	2,000,000	2,529,240
Series A	5.000%	5/15/44	10,000,000	12,440,500
Long Beach, CA, Marina System Revenue, Alamitos Bay Marina Project	5.000%	5/15/40	2,250,000	2,548,845

See Notes to Schedule of Investments.

4	Western Asset Managed Municipals Fund 2019 Quarterly Report

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
California - (continued)
Los Angeles County, CA, MTA, Sales Tax Revenue:
Senior Proposition C, Series A	5.000%	7/1/38	$6,000,000	$7,511,100
Senior Proposition C, Series A	5.000%	7/1/39	4,000,000	4,992,200
Senior Proposition C, Series B	5.000%	7/1/34	1,000,000	1,272,690
Senior Proposition C, Series B	5.000%	7/1/36	5,000,000	6,321,300
Transit Improvements, Series A	5.000%	7/1/44	6,450,000	7,935,822
Los Angeles, CA, Department of Airports Revenue:
Los Angeles International Airport, Series A	5.000%	5/15/35	2,000,000	2,035,000
Los Angeles International Airport, Subordinated, Series C	5.000%	5/15/44	6,500,000	7,734,870	(a)
Los Angeles International Airport, Subordinated, Series D	5.000%	5/15/49	4,500,000	5,392,440	(a)
Subordinated, Los Angeles International Airport, Series B	5.000%	5/15/40	7,500,000	7,630,200
Subordinated, Los Angeles International Airport, Series D	5.000%	5/15/37	1,500,000	1,837,020	(a)
Subordinated, Los Angeles International Airport, Series D	5.000%	5/15/38	3,345,000	4,083,308	(a)
Subordinated, Los Angeles International Airport, Series D	5.000%	5/15/39	3,000,000	3,653,400	(a)
Subordinated, Los Angeles International Airport, Series D	4.000%	5/15/44	3,000,000	3,329,760	(a)
Los Angeles, CA, Department of Water & Power, Power System Revenue:
Power System, Series A	5.000%	7/1/47	7,500,000	8,935,425
Power System, Series A, Refunding	5.000%	7/1/46	2,000,000	2,352,240
Power System, Series B, Refunding	5.000%	7/1/39	11,020,000	13,281,855
Series C	5.000%	7/1/37	4,825,000	5,912,217
Series C	5.000%	7/1/38	1,000,000	1,221,290
Series C	5.000%	7/1/42	13,000,000	15,748,850
Series E	5.000%	7/1/44	10,000,000	11,439,400
Los Angeles, CA, Wastewater System Revenue, Green Bond, Subordinated, Series A	5.000%	6/1/48	8,400,000	10,244,052
Modesto, CA, Irrigation District Financing Authority, Electric System Revenue, Series B	5.000%	10/1/32	13,290,000	13,698,933
Morongo Band of Mission Indians, CA, Revenue, Tribal Economic Development, Series A	5.000%	10/1/42	2,200,000	2,527,888	(d)

See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund 2019 Quarterly Report	5

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
California - (continued)
M-S-R Energy Authority, CA, Natural Gas Revenue:
Series A	7.000%	11/1/34	$7,000,000	$10,643,500
Series A	6.500%	11/1/39	13,765,000	21,334,098
Series B	7.000%	11/1/34	26,500,000	40,293,250
Series B	6.500%	11/1/39	27,000,000	41,846,760
Series C	6.125%	11/1/29	5,780,000	7,353,258
Series C	7.000%	11/1/34	20,000,000	30,410,000
Series C	6.500%	11/1/39	1,290,000	1,999,345
Newport Beach, CA, Revenue, Hoag Memorial Hospital Presbyterian	6.000%	12/1/40	5,000,000	5,495,600	(f)
River Islands, CA, Public Financing Authority, Special Tax Revenue, Community Facilities District No. 2003-1, Refunding	5.500%	9/1/45	12,000,000	13,018,560
Riverside County, CA, Transportation Commission Sales Tax Revenue:
Series B, Refunding	5.000%	6/1/37	3,400,000	4,246,770
Series B, Refunding	5.000%	6/1/38	7,100,000	8,842,553
Series B, Refunding	5.000%	6/1/39	9,930,000	12,314,987
Riverside County, CA, Transportation Commission Toll Revenue:
Senior Lien, Series A	5.750%	6/1/44	1,500,000	1,677,885
Senior Lien, Series A	5.750%	6/1/48	3,700,000	4,131,827
Riverside, CA, Electric Revenue:
Series A, Refunding	5.000%	10/1/37	3,015,000	3,816,809
Series A, Refunding	5.000%	10/1/38	3,250,000	4,096,625
Series A, Refunding	5.000%	10/1/48	14,395,000	17,772,931
Riverside, CA, USD Financing Authority Revenue:
Superior Lien, Series A	5.000%	9/1/32	1,375,000	1,499,245
Superior Lien, Series A	5.000%	9/1/37	1,280,000	1,391,910
Roseville, CA, Natural Gas Financing Authority Revenue, Series 2007	5.000%	2/15/27	4,000,000	4,833,520
Sacramento County, CA, Airport System Senior Revenue, Series 2010	5.000%	7/1/40	7,000,000	7,146,860
San Bernardino, CA, USD Revenue, COP:
2019 School Financing Project, AGM	5.000%	10/1/36	3,995,000	4,946,569
2019 School Financing Project, AGM	5.000%	10/1/38	1,750,000	2,154,723
San Diego County, CA, Regional Airport Authority Revenue, Series B	5.000%	7/1/28	2,435,000	2,492,539

See Notes to Schedule of Investments.

6	Western Asset Managed Municipals Fund 2019 Quarterly Report

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
California - (continued)
San Diego County, CA, Regional Transportation Commission, Sales Tax Revenue, Series A	5.000%	4/1/48	$13,700,000	$16,162,301
San Francisco, CA, City & County Airport Commission, International Airport Revenue:
Second Series, Series F	5.000%	5/1/35	5,000,000	5,078,250
SFO Fuel Company LLC, Series A	5.000%	1/1/37	1,155,000	1,415,707	(a)
SFO Fuel Company LLC, Series A	5.000%	1/1/47	1,500,000	1,799,385	(a)
San Mateo County, CA, Joint Powers Financing Authority Lease Revenue, Capital Project, Series A	5.000%	7/15/43	5,280,000	6,454,536
San Mateo, CA, Foster City Public Financing Authority, Wastewater Revenue	5.000%	8/1/49	7,625,000	9,545,661
Santa Clara, CA, Electric Revenue, Series A, Refunding	5.000%	7/1/30	4,000,000	4,245,600
South Whittier School District, GO:
GO, Series B	4.000%	8/1/46	1,365,000	1,493,174
GO, Series B	4.000%	8/1/48	2,270,000	2,479,476
Southern California Water Replenishment District, Financing Authority, Replenishment Revenue, Series 2018	5.000%	8/1/48	15,000,000	18,334,650
Stockton, CA, PFA Wastewater Revenue, Bond Anticipation Notes, Series 2019	1.400%	6/1/22	4,200,000	4,196,346
Tobacco Securitization Authority of Southern California Revenue:
Asset Backed Refunding, Class 1, Series A	5.000%	6/1/48	3,200,000	3,785,536
Asset Backed Refunding, San Diego County Tobacco Asset Securitization Corporation, Class 1, Series A	5.000%	6/1/25	1,750,000	2,069,690
Asset Backed Refunding, San Diego County Tobacco Asset Securitization Corporation, Class 1, Series A	5.000%	6/1/27	1,000,000	1,228,210
University of California, CA, Revenue, Limited Project, Series K	5.000%	5/15/35	6,000,000	7,238,100

Total California				844,758,650

Colorado - 3.1%
Aurora, CO, Hospital Revenue, Children’s Hospital Association	5.000%	12/1/40	4,000,000	4,067,520
Base Village Metropolitan District #2, CO, GO, Series A, Refunding	5.500%	12/1/36	785,000	826,935

See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund 2019 Quarterly Report	7

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Colorado - (continued)
Broadway Station Metropolitan District #3, CO, GO:
Series A	5.000%	12/1/39	$750,000	$781,545	(e)
Series A	5.000%	12/1/49	1,000,000	1,025,780	(e)
Colorado State Educational & Cultural Facilities Authority Revenue:
University of Denver Project, Series A	5.000%	3/1/43	3,700,000	4,369,145
University of Denver Project, Series A	5.000%	3/1/47	4,900,000	5,768,623
Colorado State Health Facilities Authority Revenue:
Adventhealth Obligated, Series A	4.000%	11/15/43	10,000,000	11,187,300
Commonspirit Health Initiatives, Series B-1, Refunding	5.000%	8/1/25	9,400,000	10,898,736	(b)(c)
Commonspirit Health Initiatives, Series B-2	5.000%	8/1/26	6,000,000	7,101,480	(b)(c)
Commonspirit Health Project, Series A-1	4.000%	8/1/44	4,500,000	4,848,210
Commonspirit Health Project, Series A-2	5.000%	8/1/44	800,000	945,216
Commonspirit Health Project, Series A-2	4.000%	8/1/49	750,000	801,127
Improvement and Refunding Revenue,
Bethesda Project, Series A	5.000%	9/15/48	4,950,000	5,553,900
Sisters Leavenworth, Series A	5.000%	1/1/35	2,755,000	2,763,210
Sisters Leavenworth, Series B	5.000%	1/1/32	8,010,000	8,033,870
Colorado State High Performance Transportation Enterprise Revenue:
C-470 Express Lanes	5.000%	12/31/47	1,500,000	1,644,870
C-470 Express Lanes	5.000%	12/31/51	1,600,000	1,750,352
Public Authority for Colorado Energy, Natural Gas Purchase Revenue	6.500%	11/15/38	45,000,000	68,335,200
Regional Transportation District, CO, COP:
Series 2020	5.000%	6/1/26	825,000	986,015	(e)
Series 2020	5.000%	6/1/27	2,000,000	2,439,040	(e)
Series 2020	5.000%	6/1/28	2,000,000	2,477,040	(e)
Series 2020	5.000%	6/1/29	2,000,000	2,509,100	(e)
Series A	5.375%	6/1/31	5,000,000	5,097,350

Total Colorado				154,211,564

Connecticut - 1.3%
Connecticut Airport Authority, Customer Facility Charge Revenue, Ground Transportation, Center Project, Series A	5.000%	7/1/49	2,000,000	2,396,440	(a)
Connecticut State HEFA Revenue:
Sacred Heart University Inc., Series G	5.125%	7/1/26	1,300,000	1,382,251	(f)

See Notes to Schedule of Investments.

8	Western Asset Managed Municipals Fund 2019 Quarterly Report

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Connecticut - (continued)
Sacred Heart University Inc., Series G	5.375%	7/1/31	$1,225,000	$1,307,283	(f)
Sacred Heart University Inc., Series G	5.625%	7/1/41	6,500,000	6,961,955	(f)
Yale-New Haven Hospital, Series M	5.500%	7/1/40	15,000,000	15,375,450	(f)
Connecticut State Special Tax Obligation Revenue, Transportation Infrastructure Purpose, Series A	5.000%	1/1/38	7,745,000	9,272,237
Connecticut State, GO:
Series A	5.000%	4/15/30	2,250,000	2,835,810
Series A	5.000%	4/15/34	2,000,000	2,483,060
Series A	5.000%	4/15/35	4,895,000	5,960,152
Series A	5.000%	4/15/36	2,300,000	2,839,810
Series A	5.000%	4/15/39	1,650,000	2,016,993
Series E	5.000%	10/15/34	5,360,000	6,354,173
Harbor Point, CT, Infrastructure Improvement District, Special Obligation Revenue, Harbor Point Project Ltd., Refunding	5.000%	4/1/39	3,850,000	4,344,070	(d)

Total Connecticut				63,529,684

Delaware - 0.5%
Delaware State EDA Revenue:
Acts Retirement Communities	5.000%	11/15/48	3,000,000	3,449,160
Indian River Power LLC	5.375%	10/1/45	1,145,000	1,176,442
Delaware State Health Facilities Authority Revenue, Beebe Medical Center Project	5.000%	6/1/48	3,000,000	3,509,190
Delaware State Transportation Authority Revenue:
US 301 Project	5.000%	6/1/45	3,070,000	3,506,861
US 301 Project	5.000%	6/1/55	13,750,000	15,698,237

Total Delaware				27,339,890

District of Columbia - 0.7%
District of Columbia Revenue:
Ingleside Rock Creek Project, Series A	5.000%	7/1/42	700,000	750,799
Ingleside Rock Creek Project, Series A	5.000%	7/1/52	1,600,000	1,707,968
KIPP DC Project, Series B, Refunding	5.000%	7/1/42	9,250,000	10,813,158
KIPP DC Project, Series B, Refunding	5.000%	7/1/48	7,200,000	8,361,072
District of Columbia Water & Sewer Authority Revenue:
Subordinated Lien, Green Bond, Series A	5.000%	10/1/38	1,000,000	1,262,970
Subordinated Lien, Green Bond, Series A	5.000%	10/1/39	1,000,000	1,259,710
Subordinated Lien, Series B	5.000%	10/1/36	1,000,000	1,271,770
Subordinated Lien, Series C	1.750%	10/1/24	8,800,000	8,897,856	(b)(c)

Total District of Columbia				34,325,303

See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund 2019 Quarterly Report	9

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Florida - 5.2%
Broward County, FL, Airport System Revenue:
Series 2017	5.000%	10/1/42	$3,500,000	$4,119,290	(a)
Series 2017	5.000%	10/1/47	3,350,000	3,918,830	(a)
Series A	5.000%	10/1/25	2,000,000	2,385,220	(a)
Series A	5.000%	10/1/26	1,500,000	1,823,670	(a)
Series A	5.000%	10/1/28	1,500,000	1,879,335	(a)
Series A	5.000%	10/1/45	22,000,000	25,016,200	(a)
Broward County, FL, Port Facilities Revenue:
Series B	5.000%	9/1/32	10,375,000	12,828,376	(a)
Series B	5.000%	9/1/33	8,610,000	10,619,316	(a)
Broward County, FL, School Board, COP:
Series B, Refunding	5.000%	7/1/31	8,750,000	10,238,725
Series B, Refunding	5.000%	7/1/32	8,000,000	9,342,320
Cape Coral, FL, Water & Sewer Revenue, Refunding	5.000%	10/1/39	5,000,000	6,015,050
Capital Trust Agency Inc., FL, Senior Living Facilities Revenue, Elim Senior Housing Inc.	5.875%	8/1/52	1,800,000	1,881,612	(d)
Cityplace, FL, Community Development District, Special Assessment Revenue, Refunding	5.000%	5/1/26	2,500,000	2,848,750
Escambia County, FL, Health Facilities Authority Revenue, Florida Health Care Facility Loan, VHA Program, AMBAC	5.950%	7/1/20	15,000	15,414	(g)
FAU Finance Corporation Florida Capital Improvement Revenue:
Student Housing Project, Series A, Refunding	5.000%	7/1/36	4,000,000	4,885,480
Student Housing Project, Series A, Refunding	5.000%	7/1/38	4,000,000	4,852,360
Student Housing Project, Series A, Refunding	5.000%	7/1/39	2,500,000	3,025,075
Florida State Development Finance Corp., Educational Facilities Revenue, Renaissance Charter School Inc. Projects, Series A	6.125%	6/15/46	3,030,000	3,317,274	(d)
Florida State Mid-Bay Bridge Authority Revenue:
First Senior Lien, Series A, Refunding	5.000%	10/1/40	2,000,000	2,261,600
Series A, Refunding	5.000%	10/1/28	500,000	582,785
Series A, Refunding	5.000%	10/1/29	2,720,000	3,157,430
Series A, Refunding	5.000%	10/1/35	5,000,000	5,716,900

See Notes to Schedule of Investments.

10	Western Asset Managed Municipals Fund 2019 Quarterly Report

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Florida - (continued)
Greater Orlando, FL, Aviation Authority, Airport Facilities Revenue:
Priority Subordinated, Series A	5.000%	10/1/42	$4,750,000	$5,594,170	(a)
Priority Subordinated, Series A	5.000%	10/1/47	3,725,000	4,360,373	(a)
Jacksonville, FL:
Better Jacksonville Sales Tax Revenue, Refunding	5.000%	10/1/26	6,250,000	6,855,000
Transportation Revenue, Series A, Refunding	5.000%	10/1/27	2,830,000	3,102,274
Transportation Revenue, Series A, Refunding	5.000%	10/1/29	9,000,000	9,876,420
Marco Island, FL, Utility System Revenue:
Refunding & Improvement, Series A	5.000%	10/1/34	1,000,000	1,032,370	(f)
Refunding & Improvement, Series A	5.000%	10/1/40	1,500,000	1,548,555	(f)
Martin County, FL, IDA, Revenue, Indiantown Cogeneration LP Project, Refunding	4.200%	12/15/25	10,000,000	10,114,400	(a)(d)
Miami-Dade County, FL, Aviation Revenue:
Miami International Airport	5.000%	10/1/29	1,535,000	1,584,043	(f)
Miami International Airport	5.000%	10/1/29	18,465,000	19,054,957	(f)
Series A, Refunding	5.000%	10/1/29	20,525,000	22,638,459	(a)(f)
Series A, Refunding	5.000%	10/1/41	7,250,000	8,534,555
Series B, Refunding	5.000%	10/1/40	3,000,000	3,539,850	(a)
Miami-Dade County, FL, Health Facilities Authority, Hospital Revenue:
Nicklaus Children’s Hospital, Refunding	5.000%	8/1/47	6,500,000	7,617,350
Nicklaus Children’s Hospital, Refunding	5.000%	8/1/42	540,000	636,752
Orange County, FL, Health Facilities Authority Revenue, Presbyterian Retirement Communities, Refunding	5.000%	8/1/47	4,750,000	5,254,165
Orlando & Orange County, FL Expressway Authority Revenue, Refunding	5.000%	7/1/22	1,750,000	1,917,965
Palm Beach County, FL, Health Facilities Authority Revenue, Acts Retirement-Life Communities	5.000%	11/15/45	1,750,000	2,015,423
Reunion, FL, East Community Development District, Special Assessment Bond:
Series 1	6.600%	5/1/33	275,000	296,431
Series A-2	7.375%	5/1/33	850,000	9	*(h)
Santa Rosa, FL, Bay Bridge Authority Revenue	6.250%	7/1/28	764,535	619,273	*(h)
Sarasota County, FL, Public Hospital Board Revenue:
Sarasota Memorial Hospital, Series B, Refunding, NATL	5.250%	7/1/24	4,585,000	5,166,928

See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund 2019 Quarterly Report	11

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Florida - (continued)
Sarasota Memorial Hospital, Series B, Refunding, NATL	5.500%	7/1/28	$3,485,000	$4,293,799
Tampa, FL, Sports Authority Revenue:
Tampa Bay Arena Project, NATL, GTD	6.050%	10/1/20	110,000	112,588
Tampa Bay Arena Project, NATL, GTD	6.100%	10/1/26	1,000,000	1,167,860
Tampa-Hillsborough County, FL, Expressway Authority Revenue, Series C	5.000%	7/1/48	7,500,000	8,972,025
Volusia County, FL, EFA Revenue, Educational Facilities Embry-Riddle Aeronautical University Inc. Project, Refunding	5.000%	10/15/47	2,750,000	3,191,403

Total Florida				259,828,409

Georgia - 2.3%
Atlanta, GA, Water & Wastewater Revenue, Series A, NATL	5.500%	11/1/27	1,000,000	1,233,700
Brookhaven, GA, Development Authority Revenue:
Children’s Healthcare of Atlanta, Inc., Series A	4.000%	7/1/44	1,500,000	1,674,765
Children’s Healthcare of Atlanta, Inc., Series A	4.000%	7/1/49	7,000,000	7,767,410
Cobb-Marietta Counties, GA, Coliseum & Exhibit Hall Authority Revenue, Refunding, NATL	5.625%	10/1/26	900,000	1,032,435
Fulton County, GA, Development Authority Revenue:
Georgia Institute of Technology	5.000%	6/15/44	1,750,000	2,166,623
Georgia Institute of Technology	4.000%	6/15/49	9,000,000	10,023,210
Georgia State Higher Education Facilities Authority Revenue:
USG Real Estate Foundation II LLC Project, Refunding	5.000%	6/15/34	1,100,000	1,379,092
USG Real Estate Foundation II LLC Project, Refunding	5.000%	6/15/35	1,000,000	1,250,240
Georgia State Municipal Electric Authority Power Revenue, Series EE, AMBAC	7.250%	1/1/24	500,000	607,130
Main Street Natural Gas Inc., GA, Gas Project Revenue:
Series A	5.500%	9/15/26	10,000,000	12,278,900
Series A	5.000%	5/15/34	2,000,000	2,432,980
Series A	5.000%	5/15/43	1,300,000	1,538,069
Series B	5.000%	3/15/22	5,000,000	5,378,100
Series C	4.000%	3/1/50	27,250,000	30,782,690	(c)(e)

See Notes to Schedule of Investments.

12	Western Asset Managed Municipals Fund 2019 Quarterly Report

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Georgia - (continued)
Subordinated, Series E, LIQ - Royal Bank of Canada (SIFMA Municipal Swap Index Yield + 0.570%)	1.670%	12/1/23	$27,915,000	$27,938,728	(b)(c)
Metropolitan Atlanta, GA, Rapid Transit Authority, Sales Tax Revenue, Series P, Refunding, AMBAC	6.250%	7/1/20	20,000	20,551	(g)
Milledgeville, GA, Water & Sewer Revenue, Refunding, AGM	6.000%	12/1/21	315,000	328,050
Thomasville, GA, Hospital Authority Revenue, Anticipation CTFS:
John D. Archbold Memorial Hospital	5.125%	11/1/30	3,500,000	3,625,755	(f)
John D. Archbold Memorial Hospital	5.250%	11/1/35	1,000,000	1,037,060	(f)
John D. Archbold Memorial Hospital	5.375%	11/1/40	2,250,000	2,335,950	(f)

Total Georgia				114,831,438

Illinois - 9.8%
Chicago, IL, Board of Education:
Dedicated Capital Improvement, Special Tax Revenue	5.000%	4/1/42	4,400,000	5,004,868
Dedicated Capital Improvement, Special Tax, Series 2017	5.000%	4/1/46	1,625,000	1,815,856
Dedicated Capital Improvement, Special Tax, Series 2018	5.000%	4/1/38	1,200,000	1,375,692
Chicago, IL, Board of Education, GO:
Dedicated, Series G, Refunding	5.000%	12/1/34	800,000	914,832
Dedicated, Series G, Refunding	5.000%	12/1/44	1,750,000	1,958,373
Dedicated, Series H	5.000%	12/1/36	1,500,000	1,706,400
Dedicated, Series H	5.000%	12/1/46	1,000,000	1,116,450
Series C, Refunding	5.000%	12/1/25	2,400,000	2,718,600
Series D	5.000%	12/1/46	3,250,000	3,668,860
Chicago, IL, GO:
Series 2002B	5.500%	1/1/33	6,000,000	6,815,400
Series 2003B, Refunding	5.500%	1/1/33	2,510,000	2,851,109
Series 2005B, Refunding	5.500%	1/1/33	4,000,000	4,543,600
Series 2005B, Refunding	5.500%	1/1/40	4,500,000	5,054,220
Series A	5.000%	1/1/44	17,775,000	20,024,248
Series A, Refunding	5.250%	1/1/33	3,250,000	3,562,423
Series A, Refunding	5.000%	1/1/35	3,800,000	4,120,378
Series A, Refunding	6.000%	1/1/38	7,945,000	9,553,147
Series C, Refunding	5.000%	1/1/25	1,420,000	1,591,138

See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund 2019 Quarterly Report	13

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Illinois - (continued)
Chicago, IL, O’Hare International Airport Revenue:
General Senior Lien, Series B, Refunding	5.000%	1/1/35	$2,250,000	$2,636,753
General Senior Lien, Series B, Refunding	5.000%	1/1/41	1,500,000	1,737,090
General, Series F	5.000%	1/1/40	6,000,000	6,016,140
General, Third Lien, Series B	5.500%	1/1/31	23,160,000	24,243,425	(f)
Senior Lien, Series D	5.000%	1/1/47	9,625,000	11,247,871
Senior Lien, Series G	5.000%	1/1/47	1,645,000	1,892,309	(a)
Senior Lien, Series G	5.000%	1/1/52	1,520,000	1,741,692	(a)
Series A, Refunding	5.000%	1/1/34	8,175,000	9,285,410	(a)
Series C	5.000%	1/1/31	3,250,000	3,709,485	(a)
Series C	5.000%	1/1/32	3,325,000	3,788,671	(a)
Series C	5.000%	1/1/33	3,000,000	3,411,840	(a)
Series C	5.000%	1/1/34	2,800,000	3,180,324	(a)
Series C	5.000%	1/1/35	500,000	567,070	(a)
Series C	5.000%	1/1/46	7,000,000	7,813,610	(a)
Series D	5.000%	1/1/46	1,000,000	1,129,970
Trips Obligated Group	5.000%	7/1/48	3,850,000	4,476,203	(a)
Chicago, IL, Transit Authority, Sales Tax Receipts Revenue, Second Lien	5.000%	12/1/51	5,125,000	5,746,970
Chicago, IL, Wastewater Transmission Revenue:
Second Lien	5.000%	1/1/44	6,000,000	6,529,860
Second Lien, Series A	5.000%	1/1/47	1,600,000	1,800,960
Second Lien, Series B, Refunding	5.000%	1/1/36	4,025,000	4,662,238
Second Lien, Series B, Refunding	5.000%	1/1/38	1,000,000	1,145,200
Second Lien, Series C, Refunding	5.000%	1/1/39	2,000,000	2,217,660
Chicago, IL, Waterworks Revenue:
Second Lien Project	5.000%	11/1/39	11,840,000	13,148,438
Second Lien, Series 2017, Refunding	5.000%	11/1/29	1,000,000	1,197,230
Second Lien, Series 2017-2, Refunding, AGM	5.000%	11/1/32	1,000,000	1,192,120
Second Lien, Series 2017-2, Refunding, AGM	5.000%	11/1/34	6,000,000	7,118,940
Second Lien, Series 2017-2, Refunding, AGM	5.000%	11/1/36	2,390,000	2,821,921
Elk Grove Village, IL, GO:
Cook and DuPage Counties	5.000%	1/1/34	1,350,000	1,593,486
Cook and DuPage Counties	5.000%	1/1/36	1,300,000	1,530,685
Illinois Sports Facilities Authority Revenue:
Sport Facilities Project, Series 2019, Refunding	5.000%	6/15/28	2,000,000	2,389,220
Sport Facilities Project, Series 2019, Refunding	5.000%	6/15/29	2,000,000	2,416,740

See Notes to Schedule of Investments.

14	Western Asset Managed Municipals Fund 2019 Quarterly Report

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Illinois - (continued)
Sport Facilities Project, Series 2019, Refunding, BAM	5.000%	6/15/29	$2,450,000	$2,997,698
Illinois State Finance Authority:
University of Illinois Urbana, Academic Facilities Lease Revenue Bonds	5.000%	10/1/44	1,000,000	1,205,870
University of Illinois Urbana, Academic Facilities Lease Revenue Bonds	5.000%	10/1/49	1,200,000	1,439,436
University of Illinois Urbana, Academic Facilities Lease Revenue Bonds	5.000%	10/1/51	1,000,000	1,194,690
Illinois State Finance Authority Revenue:
Green Bond	5.000%	7/1/36	6,900,000	8,683,029
Green Bond	4.000%	7/1/38	7,400,000	8,396,854
Park Place of Elmhurst, Series C	2.000%	5/15/55	657,750	19,831
Illinois State Finance Authority, Student Housing & Academic Facilities Revenue:
CHF Chicago LLC, University of Illinois Chicago Project	5.000%	2/15/50	500,000	560,550
Chicago LLC, University of Illinois Chicago Project	5.000%	2/15/47	2,000,000	2,245,880
Illinois State Sports Facilities Authority Revenue, Sport Facilities Project, Series 2019, Refunding	5.000%	6/15/28	1,250,000	1,516,850
Illinois State Toll Highway Authority Revenue:
Series A	5.000%	1/1/40	6,000,000	7,359,840
Series A	5.000%	1/1/42	4,500,000	5,351,220
Series A	5.000%	1/1/44	18,000,000	21,780,720
Illinois State University Revenue:
Auxiliary Facilities System, AGM, Refunding	5.000%	4/1/31	750,000	894,345
Auxiliary Facilities System, AGM, Refunding	5.000%	4/1/33	500,000	592,625
Auxiliary Facilities System, AGM, Refunding	5.000%	4/1/36	750,000	883,350
Illinois State, GO:
Series 2014	5.250%	2/1/32	5,525,000	6,056,560
Series 2016	5.000%	1/1/33	2,500,000	2,776,925
Series 2016	5.000%	11/1/33	1,850,000	2,077,402
Series 2016, Refunding	5.000%	2/1/27	24,345,000	27,972,162
Series 2016, Refunding	5.000%	2/1/29	1,300,000	1,479,803
Series A	5.000%	12/1/42	3,000,000	3,339,990
Series A, Refunding	5.000%	10/1/28	6,000,000	7,006,680
Series B, Refunding	5.000%	10/1/28	6,000,000	7,006,680
Series B, Refunding	5.000%	10/1/29	9,250,000	10,747,483
Series C	5.000%	11/1/29	12,000,000	13,667,040

See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund 2019 Quarterly Report	15

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Illinois - (continued)
Series D	5.000%	11/1/26	$6,650,000	$7,585,256
Series D	5.000%	11/1/28	22,645,000	25,910,183
Metropolitan Pier & Exposition Authority, IL, Dedicated State Revenue:
McCormick Place Expansion Project, Series A, CAB, State Appropriations	0.000%	12/15/52	16,500,000	4,666,860
McCormick Place Expansion Project, Series A, State Appropriations	5.000%	6/15/57	1,000,000	1,107,190
McCormick Place Expansion Project, Series B-2, Refunding, State Appropriations	5.000%	6/15/50	4,500,000	4,547,385
McCormick Place Expansion Project, Series B-2, Refunding, State Appropriations	5.250%	6/15/50	9,325,000	9,435,501
Metropolitan Water Reclamation District of Greater Chicago, IL, GO:
Green Bond, Series A	5.000%	12/1/44	20,000,000	22,390,000
Green Bond, Series B	5.000%	12/1/39	10,095,000	11,408,965
Regional Transportation Authority, IL, GO, Series A, Refunding, NATL	6.000%	7/1/29	25,805,000	33,435,022
Regional Transportation Authority, IL, Revenue, Series C, NATL	7.750%	6/1/20	210,000	216,707

Total Illinois				488,741,707

Indiana - 1.6%
Ball State University Board of Student Fee Bonds:
Series S	4.000%	7/1/36	1,800,000	2,061,846
Series S	4.000%	7/1/37	750,000	855,923
Series S	4.000%	7/1/38	800,000	909,968
Indiana State Finance Authority Health System Revenue, Indiana University Health, Series B	2.250%	7/1/25	5,600,000	5,813,080	(b)(c)
Indiana State Finance Authority Hospital Revenue, Indiana University Health Obligated Group, Series B, Refunding	1.650%	7/1/22	5,150,000	5,180,539	(b)(c)
Indiana State Finance Authority Revenue, Private Activity, Ohio River Bridge	5.000%	7/1/40	5,000,000	5,450,200	(a)
Indiana State Finance Authority Wastewater Utility Revenue, Green Bonds, CWA Authority Project, Series A	5.000%	10/1/41	10,225,000	12,065,091
Indianapolis, IN, Local Public Improvement Bond Bank:
Courthouse and Jail Project, Series A	4.000%	2/1/44	11,430,000	12,737,135
Courthouse and Jail Project, Series A	5.000%	2/1/54	5,250,000	6,356,280

See Notes to Schedule of Investments.

16	Western Asset Managed Municipals Fund 2019 Quarterly Report

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Indiana - (continued)
Indianapolis Airport Authority Project, Series A	5.000%	1/1/27	$4,110,000	$4,982,676	(a)
Indianapolis Airport Authority Project, Series A	5.000%	1/1/28	5,000,000	6,156,900	(a)
Indianapolis Airport Authority Project, Series A	5.000%	1/1/29	5,500,000	6,861,030	(a)
Northern Indiana Commuter Transportation District, Industrial Revenue, Limited Obligation Revenue	5.000%	7/1/41	2,500,000	2,922,625
Valparaiso, IN, Exempt Facilities Revenue, Pratt Paper LLC Project	7.000%	1/1/44	5,000,000	5,829,400	(a)

Total Indiana				78,182,693

Iowa - 0.1%
Iowa State Finance Authority Midwestern Disaster Area Revenue, Iowa Fertilizer Company Project, Refunding	3.125%	12/1/22	3,750,000	3,798,675

Kansas - 0.3%
Sedgwick County, KS, Public Building Commission Revenue:
Series 3	5.000%	2/1/39	4,355,000	5,014,521
Series 3	5.000%	2/1/44	3,000,000	3,444,030
Wyandotte County Unified School District No 202 Turner:
Series A	4.000%	9/1/35	550,000	618,502
Series A	4.000%	9/1/38	450,000	500,891
Series A	4.000%	9/1/39	400,000	443,976
Wyandotte County/Kansas City, KS, Unified Government Utility System Revenue:
Improvement, Series A	5.000%	9/1/40	2,000,000	2,296,420
Improvement, Series A	5.000%	9/1/45	3,000,000	3,428,520

Total Kansas				15,746,860

Kentucky - 2.1%
Kentucky State Economic Development Finance Authority, Commonspirit Health Project, Series A, Refunding	5.000%	8/1/44	5,000,000	5,907,600
Kentucky State Economic Development Finance Authority Revenue, Louisville Arena, Louisville Arena Authority Inc., Refunding, AGM	5.000%	12/1/45	3,900,000	4,549,311
Kentucky State PEA, Gas Supply Revenue:
Series A	4.000%	4/1/24	45,400,000	49,460,576	(b)(c)
Series B	4.000%	1/1/25	28,250,000	31,219,922	(b)(c)

See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund 2019 Quarterly Report	17

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Kentucky - (continued)
Kentucky State Property & Building Commission Revenue:
Project #122, Series A	4.000%	11/1/35	$1,000,000	$1,106,060
Project #122, Series A	4.000%	11/1/36	1,000,000	1,103,100
Project #122, Series A	4.000%	11/1/38	750,000	821,978
Louisville/Jefferson County Metropolitan Government, Gas and Electric Company Project, Series A	1.750%	7/1/26	5,750,000	5,740,455	(b)(c)
Owensboro, KY, Electric Light & Power System Revenue:
Series B, Refunding	4.000%	1/1/25	2,250,000	2,504,880	(e)
Series B, Refunding	5.000%	1/1/26	1,200,000	1,425,000	(e)
Series B, Refunding	5.000%	1/1/27	3,000,000	3,630,120	(e)

Total Kentucky				107,469,002

Louisiana - 0.9%
Louisiana State Offshore Terminal Authority Revenue:
Loop LLC Project, Series A	1.650%	9/1/27	3,010,000	3,014,064	(c)(e)
Loop LLC Project, Series A	1.650%	9/1/33	7,025,000	7,032,798	(c)(e)
Louisiana State PFA, Hospital Revenue, Lafayette General Medical Center, Refunding	5.500%	11/1/40	18,000,000	18,250,200
Louisiana State PFA, Lease Revenue, Provident Group, Flagship Property, Louisiana University Nicholson Gateway	5.000%	7/1/46	4,750,000	5,423,977
Parish of St. John the Baptist, LA, State Revenue, Marathon Oil Corp. Project, Refunding	2.200%	7/1/26	7,400,000	7,422,348	(b)(c)
Shreveport, LA, Water & Sewer Revenue, Series A, AGM	5.000%	12/1/41	2,340,000	2,793,913

Total Louisiana				43,937,300

Maryland - 1.4%
Baltimore, MD, Water Project Revenue:
Series A	4.000%	7/1/44	4,600,000	5,152,506
Series A	4.000%	7/1/49	5,750,000	6,400,900
Maryland State EDC, EDR:
Transportation Facilities Project, Series A	5.375%	6/1/25	7,500,000	7,656,150	(f)
Transportation Facilities Project, Series A	5.750%	6/1/35	19,000,000	19,430,540	(f)
Transportation Facilities Project, Series A, Refunding	5.000%	6/1/30	1,000,000	1,226,760
Transportation Facilities Project, Series A, Refunding	5.000%	6/1/35	2,000,000	2,409,480

See Notes to Schedule of Investments.

18	Western Asset Managed Municipals Fund 2019 Quarterly Report

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Maryland - (continued)
Transportation Facilities Project, Series B	5.750%	6/1/35	$8,000,000	$8,181,280	(f)
Maryland State EDC, Student Housing Revenue:
University of Maryland, College Park Project, Refunding, AGM	5.000%	6/1/35	2,080,000	2,452,798
University of Maryland, College Park Project, Refunding, AGM	5.000%	6/1/43	1,000,000	1,165,050
Maryland State Health & Higher EFA Revenue:
Lifebridge Health	6.000%	7/1/41	1,500,000	1,611,450	(f)
University of Maryland Medical System, Unrefunded	5.000%	7/1/34	470,000	470,273
Prince George’s County, MD, Consolidated Public Improvement Bonds, GO, Series A	5.000%	7/15/29	10,155,000	13,313,510

Total Maryland				69,470,697

Massachusetts - 4.6%
Massachusetts State Bay Transportation Authority, Sales Tax Revenue, Senior, Series A	5.000%	7/1/45	1,500,000	1,735,080
Massachusetts State Department of Transportation, Metropolitan Highway System Revenue:
Senior, Series B	5.000%	1/1/37	12,000,000	12,036,240
Series A, Refunding	5.000%	1/1/34	6,750,000	8,422,785
Massachusetts State DFA Revenue:
Boston University, Series BB1	5.000%	10/1/46	5,000,000	5,917,150
Broad Institute, Series A	5.375%	4/1/41	16,000,000	16,905,440	(f)
Foxborough Regional Charter, Refunding	5.000%	7/1/42	2,400,000	2,700,480
Milford Regional Medical Center, Series F	5.750%	7/15/43	1,500,000	1,634,040
UMass Boston Student Housing Project	5.000%	10/1/48	4,050,000	4,569,817
UMass Memorial Health Care, Series I,
Refunding	5.000%	7/1/46	1,930,000	2,216,393
Visual & Performing Arts Project	6.000%	8/1/21	1,160,000	1,217,327
Wellforce Issue, Series A	5.000%	7/1/39	1,450,000	1,728,705
Wellforce Issue, Series A, Refunding	5.000%	7/1/44	1,750,000	2,055,673
WGBH Educational Foundation, Refunding	5.000%	1/1/40	2,200,000	2,592,370
Worcester Polytechnic Institute, Series B,
Refunding	5.000%	9/1/42	8,870,000	10,528,690
Massachusetts State Port Authority Revenue:
Series A	5.000%	7/1/34	4,170,000	5,211,332	(a)
Series A	5.000%	7/1/35	4,155,000	5,173,931	(a)
Series A, Refunding	5.000%	7/1/36	700,000	869,169	(a)

See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund 2019 Quarterly Report	19

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Massachusetts - (continued)
Massachusetts State Transportation Fund Revenue, Rail Enhancement & Accelerated Bridge Programs, Series A	5.000%	6/1/42	$30,205,000	$36,275,601
Massachusetts State Water Resources Authority Revenue, General, Series C, Green Bond, Refunding	4.000%	8/1/40	11,250,000	12,429,787
Massachusetts State, GO:
Consolidated Loan, Series C	5.000%	5/1/49	53,650,000	66,144,548
Consolidated Loan, Series E	5.000%	9/1/38	15,540,000	19,218,629
Series F	5.000%	11/1/41	9,000,000	10,875,600

Total Massachusetts				230,458,787

Michigan - 2.0%
Detroit, MI, Downtown Development Authority Revenue:
Catalyst Development, Series A, Refunding, AGM	5.000%	7/1/43	1,600,000	1,775,936
Series A, Refunding, AGM	5.000%	7/1/48	4,000,000	4,431,960
Detroit, MI, Water & Sewage Department, Disposal System Revenue, Senior Lien, Series A, Refunding	5.250%	7/1/39	7,000,000	7,578,270
Detroit, MI, Water Supply System Revenue:
Second Lien, Series B, Unrefunded, AGM	6.250%	7/1/36	20,000	20,071
Senior Lien, Great Lakes Water Authority	5.000%	7/1/41	5,020,000	5,246,854
Great Lakes, MI, Water Authority Water Supply System Revenue:
Senior Lien, Series A	5.000%	7/1/46	17,700,000	20,676,786
Senior Lien, Series C, Refunding	5.000%	7/1/35	3,400,000	4,011,320
Michigan State Finance Authority Limited Obligation Revenue, Higher Education, Thomas M Cooley Law School Project, Refunding	6.750%	7/1/44	6,770,000	7,116,353	(d)
Michigan State Finance Authority Revenue:
Facilities Program, Series 1-A, Refunding	5.250%	10/15/47	4,100,000	4,617,912
Henry Ford Health System, Series A	4.000%	11/15/50	3,250,000	3,553,420
Local Government Loan Program, Detroit Water & Sewer Department, Senior Lien, Great Lakes Water Authority & Sewer, Series C-1, Refunding	5.000%	7/1/44	6,845,000	7,349,956
Local Government Loan Program, Detroit Water & Sewer Department, Senior Lien, Great Lakes Water Authority & Sewer, Series C-6, Refunding	5.000%	7/1/33	6,560,000	7,467,051

See Notes to Schedule of Investments.

20	Western Asset Managed Municipals Fund 2019 Quarterly Report

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Michigan - (continued)
Local Government Loan Program, Detroit Water & Sewer Department, Series D-1, Refunding	5.000%	7/1/34	$1,000,000	$1,162,340
Local Government Loan Program, Detroit, Water & Sewer Department, Series D-2, Refunding	5.000%	7/1/34	1,550,000	1,794,512
Michigan State Strategic Fund Limited Obligation Revenue:
Consumers Energy Company Project	1.800%	10/1/24	13,500,000	13,520,385	(a)(b)(c)
I-75 Improvement Project	5.000%	12/31/43	7,300,000	8,683,715	(a)

Total Michigan				99,006,841

Minnesota - 0.2%
Western Minnesota Municipal Power Agency Revenue, Series A	5.000%	1/1/46	7,970,000	9,199,213	(f)

Mississippi - 0.1%
Lowndes County, MS, Solid Waste Disposal & PCR, Bonds, Weyerhaeuser Co. Project, Series A, Refunding	6.800%	4/1/22	3,000,000	3,298,890

Missouri - 0.6%
Kansas City, MO, IDA, Airport System Revenue:	5.000%	3/1/37	4,500,000	5,474,205	(a)
Kansas City International Airport Terminal Modernization Project, Series B
Kansas City International Airport Terminal Modernization Project, Series B	5.000%	3/1/46	12,900,000	15,383,895	(a)
Kansas City, MO, IDA, Senior Living Facilities Revenue:
Kingswood Project	6.000%	11/15/46	3,500,000	3,082,170	(d)
Kingswood Project	6.000%	11/15/51	1,600,000	1,388,784	(d)
Missouri State HEFA Revenue, Lutheran Senior Service Projects, Series A	5.000%	2/1/42	2,800,000	3,145,884

Total Missouri				28,474,938

Nebraska - 0.1%
Nebraska Public Power District Revenue, Series D	5.000%	1/1/46	4,000,000	4,627,680

Nevada - 0.5%
Clark County, NV, GO, Stadium Improvements, Series A	5.000%	5/1/48	20,000,000	24,134,200
Reno, NV, Hospital Revenue, Washoe Medical Center, Unrefunded, AGM	5.500%	6/1/39	1,790,000	1,794,600

Total Nevada				25,928,800

See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund 2019 Quarterly Report	21

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New Hampshire - 0.1%
National Finance Authority, NH, Solid Waste Disposal Revenue:
Waste Management, Inc. Project, Series A	2.150%	7/1/24	$4,000,000	$4,041,920	(a)(b)(c)
Waste Management, Inc. Project, Series A2, Refunding	2.150%	7/1/24	2,500,000	2,523,300	(a)(b)(c)

Total New Hampshire				6,565,220

New Jersey - 6.0%
New Brunswick, NJ, Parking Authority Revenue:
Series 2017, GTD, AGM	5.000%	9/1/42	2,250,000	2,698,943
Series A, Refunding, GTD, BAM	5.000%	9/1/39	4,000,000	4,727,640
New Jersey Institute of Technology, GO, Series A	5.000%	7/1/45	17,500,000	20,212,500
New Jersey State EDA Revenue:
Private Activity-The Goethals Bridge Replacement Project	5.375%	1/1/43	2,500,000	2,796,525	(a)
Private Activity-The Goethals Bridge Replacement Project, AGM	5.125%	1/1/39	1,500,000	1,674,270	(a)
Private Activity-The Goethals Bridge Replacement Project, AGM	5.125%	7/1/42	1,000,000	1,111,160	(a)
School Facilities Construction, Refunding, State Appropriations (SIFMA Municipal Swap Index Yield + 1.550%)	2.650%	9/1/27	22,065,000	22,139,138	(c)
School Facilities Construction, Series BBB, Refunding	5.500%	6/15/31	3,900,000	4,633,629
School Facilities Construction, Series I, Refunding, State Appropriations (SIFMA Municipal Swap Index Yield + 1.600%)	2.700%	3/1/28	20,000,000	20,074,600	(c)
School Facilities Construction, Series NN, Refunding, State Appropriations	5.000%	3/1/29	10,000,000	10,955,300
School Facilities Construction, Series WW, State Appropriations	5.250%	6/15/30	13,000,000	14,903,460
New Jersey State EDA, Cigarette Tax Revenue:
Refunding	5.000%	6/15/21	7,500,000	7,884,150
Refunding	5.000%	6/15/25	4,545,000	4,881,239
New Jersey State EDA, Lease Revenue:
Health Department and Taxation Division
Office Project, Series A	5.000%	6/15/33	6,450,000	7,481,871
State House Project, Series B	5.000%	6/15/43	3,365,000	3,827,014
New Jersey State EDA, Special Facility Revenue:
Continental Airlines Inc. Project	5.625%	11/15/30	7,500,000	8,590,500	(a)

See Notes to Schedule of Investments.

22	Western Asset Managed Municipals Fund 2019 Quarterly Report

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New Jersey - (continued)
Continental Airlines Inc. Project	5.625%	11/15/30	$1,850,000	$2,118,990	(a)
Port Newark Container Terminal LLC Project,
Refunding	5.000%	10/1/37	1,500,000	1,739,820	(a)
Port Newark Container Terminal LLC Project,
Refunding	5.000%	10/1/47	2,000,000	2,281,760	(a)
United Airlines Project	5.500%	6/1/33	5,000,000	5,569,150	(a)
New Jersey State Health Care Facilities Financing Authority Revenue:
AHS Hospital Corp.	6.000%	7/1/41	8,500,000	9,145,405	(f)
Catholic Health East	4.750%	11/15/29	5,000,000	5,171,000	(f)
Hackensack Meridian Health, Refunding	5.000%	7/1/37	1,750,000	2,105,845
Hackensack Meridian Health, Series A,
Refunding	5.000%	7/1/38	425,000	509,409
RWJ Barnabas Health Obligation Group,
Series A, Refunding	5.000%	7/1/43	7,000,000	8,228,780
University Hospital, Series A, AGM	5.000%	7/1/46	5,000,000	5,634,150
Valley Health System Obligated Group	5.000%	7/1/23	1,580,000	1,785,242	(e)
Valley Health System Obligated Group	5.000%	7/1/24	2,000,000	2,322,420	(e)
Valley Health System Obligated Group	5.000%	7/1/26	1,800,000	2,190,870	(e)
Valley Health System Obligated Group	5.000%	7/1/27	1,150,000	1,426,817	(e)
New Jersey State Transportation Trust Fund
Authority Revenue:
Transportation Program, Series AA	5.250%	6/15/41	13,305,000	14,985,688
Transportation Program, Series AA	5.250%	6/15/43	7,900,000	9,192,124
Transportation Program, Series AA	5.000%	6/15/45	5,000,000	5,510,550
Transportation Program, Series AA	5.000%	6/15/46	14,000,000	15,886,780
Transportation Program, Series BB	4.000%	6/15/37	2,250,000	2,387,925
Transportation Program, Series BB	4.000%	6/15/38	6,850,000	7,246,820
Transportation Program, Series BB	5.000%	6/15/44	8,000,000	9,104,400
New Jersey State Turnpike Authority Revenue:
Series A	5.000%	1/1/48	5,000,000	6,054,100
Series A, Refunding	5.000%	1/1/35	4,900,000	5,769,897
Series G, Refunding	5.000%	1/1/36	22,270,000	27,153,366
Rutgers State University, NJ, Revenue, Series M,
Refunding	5.000%	5/1/33	4,000,000	4,763,200
Tobacco Settlement Financing Corp., NJ, Revenue, Senior, Series A, Refunding	5.000%	6/1/46	2,920,000	3,317,500

Total New Jersey				300,193,947

See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund 2019 Quarterly Report	23

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New York - 8.5%
Hudson Yards Infrastructure Corp., NY, Second Indenture Revenue, Series A, Refunding	5.000%	2/15/35	$6,000,000	$7,278,120
MTA, NY, Dedicated Tax Fund Revenue, Green Bonds, Series A	5.000%	11/15/47	7,500,000	8,901,825
Nassau County, NY, General Improvement, GO, Series B, AGM	5.000%	7/1/42	500,000	604,935
New York City, NY, Health & Hospital Corp Revenue, Health Systems, Series A	5.500%	2/15/23	4,000,000	4,109,000
New York City, NY, Municipal Water Finance
Authority, Water & Sewer System Revenue:
Second General Resolution Fiscal 2013, Unrefunded	5.000%	6/15/47	1,060,000	1,173,388
Second General Resolution Fiscal 2019	4.000%	6/15/49	6,250,000	7,027,812
Second General Resolution, Series AA, Refunding	5.000%	6/15/40	22,000,000	27,679,080
Subordinated, Series BB-1	5.000%	6/15/46	8,470,000	10,091,836
New York City, NY, TFA Future Tax Secured Revenue:
Series C1	4.000%	11/1/42	5,000,000	5,639,300
Subordinated, Series A	4.000%	5/1/44	1,800,000	2,024,550
Subordinated, Series B-1	5.000%	8/1/45	13,900,000	16,622,593
New York State Dormitory Authority Revenue:
Non-State Supported Debt, New School University	5.500%	7/1/40	25,000,000	25,637,500	(f)
Series A, Bidding Group 3	5.000%	3/15/43	10,000,000	12,093,900
Series E, Refunding	5.000%	3/15/34	25,000,000	29,483,750
New York State Dormitory Authority, Sales Tax Revenue:
Group 2, Series E, Refunding	5.000%	3/15/36	10,000,000	12,461,100
Group 4, Series E, Refunding	5.000%	3/15/44	2,050,000	2,498,499
New York State Dormitory Authority, State Personal Income Tax Revenue:
Bidding Group 3, Series A, Refunding	5.000%	3/15/44	7,000,000	8,577,100
Bidding Group 3, Series B, Refunding	5.000%	2/15/43	9,400,000	11,257,252
Bidding Group 4, Series A, Refunding	5.000%	3/15/46	12,750,000	15,565,327
New York State Liberty Development Corp., Liberty Revenue:
3 World Trade Center Project, Class 1, Refunding	5.000%	11/15/44	9,460,000	10,452,449	(d)
4 World Trade Center Project, Refunding	5.750%	11/15/51	5,000,000	5,421,050

See Notes to Schedule of Investments.

24	Western Asset Managed Municipals Fund 2019 Quarterly Report

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New York - (continued)
Bank of America Tower at One Bryant Park Project, Series 2019, Refunding	2.450%	9/15/69	$4,750,000	$4,775,223
New York State Thruway Authority General Revenue, Junior Indebtedness Obligations, Junior Lien, Series A	5.000%	1/1/46	11,450,000	13,260,932
New York State Transportation Development Corp., Special Facilities Revenue:
American Airlines Inc., John F. Kennedy International Airport Project, Refunding	5.000%	8/1/26	7,500,000	7,866,375	(a)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/31	4,350,000	5,213,562	(a)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/32	5,650,000	6,754,518	(a)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/34	2,750,000	3,265,295	(a)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/36	4,715,000	5,571,716	(a)
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.000%	7/1/34	2,160,000	2,421,274	(a)
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.000%	7/1/41	14,570,000	16,154,050	(a)
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.000%	7/1/46	17,425,000	19,245,564	(a)
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.250%	1/1/50	14,730,000	16,397,289	(a)
Port Authority of New York & New Jersey Revenue:
Consolidated Series 193, Refunding	5.000%	10/15/30	5,500,000	6,485,160	(a)
Consolidated Series 194, Refunding	5.000%	10/15/34	10,000,000	11,868,000
Consolidated Series 194, Refunding	5.000%	10/15/41	31,650,000	37,162,797
Consolidated Series 198, Refunding	5.000%	11/15/46	5,000,000	5,945,750
Port Authority of New York & New Jersey, Special Obligation Revenue:
JFK International Air Terminal LLC	6.000%	12/1/36	8,000,000	8,386,320
JFK International Air Terminal LLC	6.000%	12/1/42	15,000,000	15,660,600
Triborough Bridge & Tunnel Authority, NY, Revenue, MTA Bridges & Tunnels, Series C-2	5.000%	11/15/42	9,290,000	11,275,737
Troy Capital Resource Corp., NY, Revenue:
Rensselaer Polytechnic Institute Project, Series 2020A, Refunding	5.000%	9/1/23	600,000	664,062	(e)

See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund 2019 Quarterly Report	25

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New York - (continued)
Rensselaer Polytechnic Institute Project, Series 2020A, Refunding	5.000%	9/1/36	$1,000,000	$1,225,190	(e)
Rensselaer Polytechnic Institute Project, Series 2020A, Refunding	5.000%	9/1/38	1,300,000	1,582,724	(e)
Rensselaer Polytechnic Institute Project, Series 2020A, Refunding	5.000%	9/1/39	1,250,000	1,517,813	(e)

Total New York				427,300,317

North Carolina - 1.7%
Charlotte, NC, Airport Revenue:
Charlotte Douglas International Airport	4.000%	7/1/44	1,650,000	1,867,635
Charlotte Douglas International Airport	4.000%	7/1/44	2,290,000	2,542,473	(a)
Charlotte Douglas International Airport	5.000%	7/1/49	2,335,000	2,828,642	(a)
Charlotte Douglas International Airport, Series A, Refunding	5.000%	7/1/49	8,850,000	10,881,783
Charlotte, NC, Lease Revenue:
COP, Convention Facility Project, Series A, Refunding	5.000%	6/1/46	3,500,000	4,330,795
COP, Convention Facility Project, Series A, Refunding	4.000%	6/1/49	450,000	501,804
Charlotte-Mecklenburg Hospital Authority, NC, Health Care System Revenue:
Carolinas Healthcare System, Series A	5.125%	1/15/37	2,000,000	2,080,620
Carolinas Healthcare System, Series A	5.250%	1/15/42	5,000,000	5,202,750
North Carolina Eastern Municipal Power Agency, Power System Revenue, Series A	6.000%	1/1/26	1,310,000	1,441,773	(f)
North Carolina State Limited Obligation Revenue:
Series A	5.000%	5/1/32	3,000,000	3,844,050
Series A	4.000%	5/1/33	8,425,000	9,807,374
Series A	4.000%	5/1/34	4,500,000	5,221,800
North Carolina State Turnpike Authority, Monroe Expressway Toll Revenue:
Series A, Refunding, State Appropriations	5.000%	7/1/42	1,245,000	1,419,649
Series A, Refunding, State Appropriations	5.000%	7/1/47	2,750,000	3,120,315
Series A, Refunding, State Appropriations	5.000%	7/1/51	8,445,000	9,567,340
North Carolina State Turnpike Authority, Triangle Expressway System Revenue:
Senior Lien	5.000%	1/1/49	6,500,000	7,783,750	(e)
Senior Lien, Refunding	5.000%	1/1/32	1,100,000	1,309,517
Senior Lien, Refunding, AGM	5.000%	1/1/39	700,000	822,682

See Notes to Schedule of Investments.

26	Western Asset Managed Municipals Fund 2019 Quarterly Report

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
North Carolina - (continued)
Raleigh Durham, NC, Airport Authority, Series A, Refunding	5.000%	5/1/32	$4,500,000	$4,565,745
Wake County, NC, Limited Obligation Bonds, Series 2019	4.000%	9/1/37	5,000,000	5,788,300

Total North Carolina				84,928,797

Ohio - 1.2%
Franklin County, OH, Revenue, Trinity Health Credit Group, Series A	5.000%	12/1/47	5,000,000	5,920,600
Greater Cincinnati, OH, Elderly HDC Mortgage Revenue, Cambridge Apartments, Series A, Refunding, FHA	6.600%	8/1/25	400,000	403,168
Indian Creek, OH, Local School District, GO, Series A, SD Credit Program	5.000%	11/1/45	1,320,000	1,579,618
Lucas County, OH, Hospital Revenue, Promedica Healthcare, Series A	6.000%	11/15/41	5,000,000	5,463,200	(f)
Ohio State Air Quality Development Authority Revenue:
American Electric Company Project, Series A, Refunding	2.500%	10/1/29	7,500,000	7,596,150	(a)(b)(c)
American Electric Company Project, Series B, Refunding	2.500%	10/1/29	1,500,000	1,519,755	(a)(b)(c)
American Electric Company Project, Series D, Refunding	2.100%	10/1/24	24,750,000	24,820,537	(a)(b)(c)(e)
Ohio State Higher Educational Facility Commission College & University Revenue:
University of Dayton 2018 Project, Series B, Refunding	5.000%	12/1/34	545,000	668,780
University of Dayton 2018 Project, Series B, Refunding	5.000%	12/1/36	1,000,000	1,220,730
Ohio State Private Activity Revenue:
Portsmouth Bypass Project	5.000%	12/31/39	2,350,000	2,639,073	(a)
Portsmouth Bypass Project	5.000%	6/30/53	1,650,000	1,830,263	(a)
Ohio State Sewer Revenue, Waste Water Improvement Project, Series 2019, Refunding	4.000%	11/15/37	5,835,000	6,760,548

Total Ohio				60,422,422

Oklahoma - 0.0%
Payne County, OK, EDA Revenue, Epworth Living at The Ranch, Series A	6.875%	11/1/46	1,896,581	15,742	*(h)

See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund 2019 Quarterly Report	27

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Oregon - 0.4%
Oregon State Facilities Authority Revenue, Legacy Health System Project, Series A, Refunding	5.250%	5/1/21	$5,000,000	$5,278,850
Tri-County Metropolitan Transportation District of Oregon, Payroll Tax Revenue, Senior Lien, Series A	5.000%	9/1/48	1,000,000	1,205,340
University of Oregon General Revenue, Series A	5.000%	4/1/48	13,000,000	15,783,170

Total Oregon				22,267,360

Pennsylvania - 3.8%
Allegheny County, PA, HDA Revenue:
University Pittsburgh Medical Center, Series A, Refunding	4.000%	7/15/37	4,500,000	5,042,250
University Pittsburgh Medical Center, Series A, Refunding	4.000%	7/15/38	1,750,000	1,949,798
University Pittsburgh Medical Center, Series A, Refunding	4.000%	7/15/39	3,750,000	4,163,962
Allegheny County, PA, IDA Revenue, U.S. Steel Corp. Project, Refunding	6.750%	12/1/27	8,800,000	9,247,392
Bucks County, PA, IDA Revenue, U.S. Steel Corp. Project, Refunding	6.750%	6/1/26	15,000,000	15,768,450
Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Revenue, Series 2018	5.000%	6/1/32	1,750,000	2,141,615
Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Revenue Bonds:
Series 2018	5.000%	6/1/31	2,000,000	2,454,560
Series 2018	5.000%	6/1/34	1,000,000	1,217,220
Cumberland County, PA, Municipal Authority Revenue:
Diakon Lutheran Social Ministries Project, Refunding	5.000%	1/1/38	10,000,000	10,960,100
Penn State Health	4.000%	11/1/35	1,000,000	1,129,500
Penn State Health	4.000%	11/1/37	2,000,000	2,242,720
Dauphin County, PA, IDA Revenue, Dauphin Consolidated Water Supply, Series A	6.900%	6/1/24	2,400,000	2,883,816	(a)
East Hempfield Township, PA, IDA Revenue, Student Services Inc. Student Housing Project - Millersville University	5.000%	7/1/47	2,700,000	2,951,019
Erie, PA, Water Authority Revenue, Refunding	5.000%	12/1/43	2,000,000	2,336,280
General Authority of Southcentral Pennsylvania Revenue, Refunding	4.000%	6/1/49	4,720,000	5,225,701

See Notes to Schedule of Investments.

28	Western Asset Managed Municipals Fund 2019 Quarterly Report

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Pennsylvania - (continued)
Monroe County, PA, Hospital Authority Revenue, Pocono Medical Centre, Series A, Refunding	5.000%	7/1/36	$1,710,000	$1,994,972
Pennsylvania State Higher EFA Revenue:
Drexel University, Series A	5.125%	5/1/36	9,695,000	10,237,047	(f)
Drexel University, Unrefunded, Series A	5.125%	5/1/36	605,000	632,001
Trustees of University of Pennsylvania, Series A	5.000%	2/15/48	6,750,000	8,192,812
University of Pennsylvania Health Systems Revenue, Series A	5.000%	8/15/24	1,000,000	1,065,140	(f)
University of Pennsylvania Health Systems Revenue, Series A	5.250%	8/15/25	1,750,000	1,871,345	(f)
University of Pennsylvania Health Systems, Series A	5.750%	8/15/41	2,000,000	2,155,460	(f)
Pennsylvania State Turnpike Commission Revenue:
Series A	5.000%	12/1/44	2,500,000	3,086,100
Series A-1	5.000%	12/1/42	2,500,000	2,988,150
Series A-1	5.000%	12/1/47	3,975,000	4,722,737
Pennsylvania State, GO:
Refunding	5.000%	7/15/29	12,500,000	16,027,125
Refunding	5.000%	7/15/30	5,880,000	7,526,518
Philadelphia, PA, Airport Revenue, Series B, Refunding	5.000%	7/1/47	2,000,000	2,329,980	(a)
Philadelphia, PA, Authority for IDR, Lease Revenue, Refunding	5.000%	10/1/30	6,750,000	8,721,202
Philadelphia, PA, GO:
Series B	5.000%	2/1/36	2,000,000	2,484,080
Series B	5.000%	2/1/37	2,400,000	2,969,520
Series B	5.000%	2/1/38	2,250,000	2,770,808
Philadelphia, PA, Hospitals & Higher EFA, Hospital Revenue, Presbyterian Medical Center	6.650%	12/1/19	165,000	165,000	(g)
Philadelphia, PA, School District, GO:
Series A	5.000%	9/1/30	2,705,000	3,144,427
Series A	5.000%	9/1/34	810,000	934,457
Series A	5.000%	9/1/35	1,200,000	1,381,812
Philadelphia, PA, Water & Wastewater Revenue:
Series A	5.000%	10/1/43	5,000,000	6,076,250
Series A	5.000%	7/1/45	6,000,000	6,737,400

See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund 2019 Quarterly Report	29

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Pennsylvania - (continued)
State Public School Building Authority, PA, Lease Revenue:
Philadelphia School District Project, Series A,
Refunding, AGM, State Aid Withholding	5.000%	6/1/31	$3,500,000	$4,127,480
Philadelphia School District Project, Series A,
Refunding, AGM, State Aid Withholding	5.000%	6/1/33	10,500,000	12,326,265
University of Pennsylvania Revenue, Tax-Exempt, Series A	5.000%	9/1/47	3,000,000	3,706,740
University of Pittsburgh-of the Commonwealth System of Higher Education, Series 2019	1.430%	2/15/24	5,000,000	5,001,800	(c)(e)

Total Pennsylvania				193,091,011

Puerto Rico - 0.9%
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue, Senior Lien, Series A	5.250%	7/1/42	23,155,000	24,225,919
Puerto Rico Electric Power Authority Revenue:
Series A	5.000%	7/1/42	4,215,000	3,235,012	*(h)
Series A	5.050%	7/1/42	1,950,000	1,496,625	*(h)
Series CCC	5.000%	7/1/21	35,000	26,863	*(h)
Series CCC	4.600%	7/1/24	10,000	7,675	*(h)
Series CCC	4.625%	7/1/25	30,000	23,025	*(h)
Series CCC	5.000%	7/1/28	625,000	479,687	*(h)
Series DDD, Refunding	3.300%	7/1/19	20,000	14,400	*(i)
Series DDD, Refunding	3.625%	7/1/21	435,000	325,706	*(h)
Series DDD, Refunding	5.000%	7/1/21	3,550,000	2,724,625	*(h)
Series TT	5.000%	7/1/17	35,000	26,163	*(i)
Series TT	5.000%	7/1/24	120,000	92,100	*(h)
Series TT	5.000%	7/1/37	3,930,000	3,016,275	*(h)
Series WW	5.250%	7/1/33	165,000	126,638	*(h)
Series XX	5.250%	7/1/40	10,850,000	8,327,375	*(h)
Series ZZ, Refunding	5.250%	7/1/23	805,000	617,837	*(h)

Total Puerto Rico				44,765,925

Rhode Island - 0.1%
Rhode Island State Health & Educational Building Corp. Revenue:
Hospital Financing Lifespan Obligated Group, Refunding	5.000%	5/15/34	1,600,000	1,852,080
Hospital Financing Lifespan Obligated Group, Refunding	5.000%	5/15/39	4,000,000	4,578,360

Total Rhode Island				6,430,440

See Notes to Schedule of Investments.

30	Western Asset Managed Municipals Fund 2019 Quarterly Report

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
South Carolina - 0.5%
Piedmont, SC Municipal Power Agency, Electric Revenue:
Refunding Bonds, FGIC	6.750%	1/1/20	$565,000	$567,418	(g)
Unrefunded Balance, NATL	6.750%	1/1/20	670,000	672,881
South Carolina State Jobs, EDA Hospital Revenue, Palmetto Health, Series A, Refunding, AGM	6.500%	8/1/39	3,500,000	3,804,710	(f)
South Carolina State Ports Authority Revenue:
Series 2010	5.250%	7/1/40	10,000,000	10,238,900	(f)
Series 2018	5.000%	7/1/37	750,000	900,675	(a)
Series 2018	5.000%	7/1/38	1,600,000	1,917,184	(a)
Series 2018	5.000%	7/1/43	4,000,000	4,738,520	(a)
Series 2018	5.000%	7/1/48	2,750,000	3,240,820	(a)

Total South Carolina				26,081,108

South Dakota - 0.1%
South Dakota State HEFA Revenue, Regional Health	5.000%	9/1/40	2,775,000	3,272,225

Tennessee - 1.5%
Clarksville, TN, Natural Gas Acquisition Corp., Gas Revenue	5.000%	12/15/20	2,000,000	2,072,540
Metropolitan Government of Nashville & Davidson County, TN, Water & Sewer Revenue:
Subordinated, Green Bond, Series A	5.000%	7/1/42	2,000,000	2,405,760
Subordinated, Series B	5.000%	7/1/42	2,500,000	3,007,200
Subordinated, Series B	5.000%	7/1/46	3,950,000	4,725,306
Tennessee State Energy Acquisition Corp., Gas Revenue:
Series 2018	4.000%	11/1/25	15,900,000	17,708,148	(b)(c)
Series A	5.250%	9/1/23	20,000,000	22,503,600
Series A	5.250%	9/1/24	5,040,000	5,813,791
Series C	5.000%	2/1/21	14,615,000	15,183,816

Total Tennessee				73,420,161

Texas - 10.9%
Arlington, TX, Higher Education Finance Corp., Education Revenue, Uplift Education, Series A, Refunding, PSF - GTD	5.000%	12/1/47	2,350,000	2,766,820
Arlington, TX, Special Tax Revenue, Senior Lien, Series A, AGM	5.000%	2/15/48	7,300,000	8,649,332
Austin, TX, Airport System Revenue:
Series 2014	5.000%	11/15/39	7,000,000	7,950,040	(a)

See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund 2019 Quarterly Report	31

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Texas - (continued)
Series 2014	5.000%	11/15/44	$8,500,000	$9,606,615	(a)
Series 2019	5.000%	11/15/31	4,000,000	5,038,520	(a)
Series 2019	5.000%	11/15/36	4,765,000	5,916,605	(a)
Series 2019	5.000%	11/15/44	3,500,000	4,258,555	(a)
Bexar County Texas Hospital District:
Refunding	5.000%	2/15/32	2,000,000	2,476,180
Refunding	5.000%	2/15/33	2,500,000	3,086,625
Refunding	5.000%	2/15/34	1,000,000	1,232,200
Refunding	5.000%	2/15/37	1,000,000	1,222,850
Refunding	5.000%	2/15/39	2,000,000	2,432,040
Central Texas Regional Mobility Authority Revenue:
Refunding	5.000%	1/1/46	4,000,000	4,583,600
Series A, Senior Lien	5.000%	1/1/40	4,000,000	4,583,880
Series A, Senior Lien	5.000%	1/1/45	4,500,000	5,123,565
Central Texas Turnpike System Revenue, Subordinated, Series C, Refunding	5.000%	8/15/42	15,000,000	16,962,600
Dallas, TX, Waterworks & Sewer System Revenue, Series 2017	5.000%	10/1/46	8,000,000	9,576,000
Flatonia, TX, ISD, GO, School Building, Series 2019, PSF - GTD	5.000%	2/15/49	2,810,000	3,251,535
Forney, TX, ISD, GO, School Building, Series 2019, PSF - GTD	5.000%	2/15/49	1,630,000	1,923,009
Frisco, TX, ISD, GO:
Refunding, PSF - GTD	4.000%	8/15/45	2,400,000	2,722,152
Series D, Refunding, PSF - GTD	4.000%	8/15/49	5,000,000	5,645,600
Grand Parkway Transportation Corp., TX, System Toll Revenue:
Convertible CAB, Step Bond, Series B (0.000% until 10/1/23, 5.450%)	0.000%	10/1/34	5,000,000	5,405,800
First Tier Toll Revenue, Series A	5.125%	10/1/43	2,000,000	2,204,100
Subordinated Tier, Series A	5.000%	10/1/48	7,400,000	8,873,414
Gulf Coast IDA, Texas Solid Waste Disposal Revenue, Citgo Petroleum Project	8.000%	4/1/28	5,000,000	5,026,350	(a)
Harris County, TX, Health Facilities Development Corp. Revenue, School Health Care System, Series B	5.750%	7/1/27	1,880,000	2,305,369	(g)
Harris County, TX, Houston Sports Authority Revenue, Senior Lien, Series A, Refunding, AGM	5.000%	11/15/27	4,000,000	4,630,600

See Notes to Schedule of Investments.

32	Western Asset Managed Municipals Fund 2019 Quarterly Report

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Texas - (continued)
Houston, TX, Public Improvement Project, Series A, Refunding	5.000%	3/1/31	$8,000,000	$10,124,640
Houston, TX, Airport System Revenue:
Public Improvement Project, Series A, Refunding	5.000%	3/1/32	13,985,000	17,633,686
Special Facilities, United Airlines Inc., Airport Improvement Project	5.000%	7/15/28	7,400,000	8,842,778	(a)
Houston, TX, Combined Utility System Revenue, First Lien, Series D, Refunding	5.000%	11/15/44	3,000,000	3,414,060
Hurst-Euless-Bedford, TX, ISD, GO, Series 2019, PSF - GTD	4.000%	8/15/44	4,200,000	4,721,598
Limestone County, TX, PFC Revenue, County Jail Project	5.750%	11/1/31	8,175,000	8,201,650
Love Field, TX, Airport Modernization Corp., General Airport Revenue:
Series 2017	5.000%	11/1/33	710,000	841,009	(a)
Series 2017	5.000%	11/1/36	710,000	835,762	(a)
Love Field, TX, Airport Modernization Corp., Special Facilities Revenue:
Southwest Airlines Co. Project	5.000%	11/1/28	4,000,000	4,339,640	(a)
Southwest Airlines Co. Project	5.250%	11/1/40	15,000,000	15,478,950
Matagorda County Navigation District No 1, PCR, Central Power and Light Company Project, Series A	2.600%	11/1/29	5,000,000	5,221,300
New Hope Cultural Education Facilities Finance Corp., TX, Educational Facilities Revenue, Texas A&M University, Cain Hall Redevelopment Project	5.000%	4/1/46	5,500,000	6,380,055
New Hope Cultural Education Facilities Finance Corp., TX, Retirement Facility Revenue, MRC Crestview, Refunding	5.000%	11/15/46	1,550,000	1,664,747
New Hope Cultural Education Facilities Finance Corp., TX, Senior Living Revenue:
4-K Housing Inc., Stoney Brook Project, Series A	5.000%	7/1/47	980,000	1,034,312
Cardinal Bay Inc., Village on the Park Carriage Inn Project, Series A	5.000%	7/1/46	2,100,000	2,329,131
Cardinal Bay Inc., Village on the Park Carriage Inn Project, Series A	5.000%	7/1/51	1,700,000	1,874,862
Cardinal Bay Inc., Village on the Park Carriage Inn Project, Series B	5.000%	7/1/46	1,700,000	1,782,382

See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund 2019 Quarterly Report	33

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Texas - (continued)
North Texas Tollway Authority Revenue:
Series A, Refunding	4.000%	1/1/39	$5,000,000	$5,458,100
Series B, Refunding	5.000%	1/1/40	11,205,000	12,293,454
Series B, Refunding	5.000%	1/1/45	11,000,000	12,457,500
Prosper, TX, ISD, GO, School Building:
PSF - GTD	5.000%	2/15/49	14,750,000	18,023,320
Series B, PSF - GTD	2.000%	8/15/23	6,000,000	6,139,920	(b)(c)(e)
Southside, TX, ISD, GO, School Building,
Series 2017, PSF - GTD	5.000%	8/15/47	5,060,000	6,047,054
Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facility Revenue:
Buckner Senior Living Ventana Project, Series A	6.625%	11/15/37	500,000	581,725
Buckner Senior Living Ventana Project, Series A	6.750%	11/15/47	2,000,000	2,319,140
Texas State Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue, Senior Lien, Series D	6.250%	12/15/26	45,070,000	52,452,466
Texas State Municipal Gas Acquisition & Supply Corp. III, Gas Supply Revenue:
Series 2012	5.000%	12/15/29	10,000,000	10,865,800
Series 2012	5.000%	12/15/30	15,000,000	16,270,950
Series 2012	5.000%	12/15/31	10,000,000	10,836,000
Texas State Private Activity Bond Surface Transportation Corp. Revenue:
Segment 3C Project	5.000%	6/30/58	25,000,000	29,070,750	(a)
Senior Lien, Blueridge Transportation Group LLC	5.000%	12/31/50	4,000,000	4,464,840	(a)
Senior Lien, Blueridge Transportation Group LLC	5.000%	12/31/55	5,000,000	5,566,300	(a)
Senior Lien, LBJ Infrastructure Group LLC	7.000%	6/30/40	15,000,000	15,504,000
Senior Lien, NTE Mobility Partners LLC North Tarrant Express Managed Lanes Project	6.875%	12/31/39	6,000,000	6,026,880
Texas State Public Finance Authority Lease Revenue:
Series A, Refunding	4.000%	2/1/37	3,350,000	3,837,995
Series A, Refunding	4.000%	2/1/38	5,000,000	5,692,900
Series A, Refunding	4.000%	2/1/39	1,125,000	1,274,715
Texas State Water Development Board Revenue:
State Water Implementation Fund, Series A	5.000%	10/15/42	9,900,000	11,981,277

See Notes to Schedule of Investments.

34	Western Asset Managed Municipals Fund 2019 Quarterly Report

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Texas - ( continued)
State Water Implementation Fund, Series A	5.000%	10/15/43	$4,825,000	$5,887,851
State Water Implementation Fund, Series A	5.000%	10/15/47	16,660,000	20,039,981
State Water Implementation Fund, Series B	5.000%	4/15/49	13,870,000	16,981,734
University of Texas, TX, System Revenue, Financing System Board of Regents, Series B	5.000%	8/15/29	19,350,000	25,364,173
West Harris County, TX, Regional Water Authority Revenue, Series 2019	4.000%	12/15/49	3,750,000	4,193,512
Woodloch, TX, Health Facilities Development Corp., Senior Housing Revenue:
Inspired Living at Lewisville Project, Series A-1	6.750%	12/1/51	2,550,000	2,045,279	(d)
Subordinate, Inspired Living at Lewisville Project, Series B	10.000%	12/1/51	850,000	590,767

Total Texas				544,442,901

U.S. Virgin Islands - 0.4%
Virgin Islands Public Finance Authority Revenue:
Matching Fund Loan, Senior Lien, Series A	5.000%	10/1/29	6,245,000	6,272,353
Matching Fund Loan, Subordinated Lien, Series B	5.250%	10/1/29	200,000	201,088
Subordinated, Matching Fund Loan, Cruzan Project, Series A	6.000%	10/1/39	4,915,000	4,915,000
Subordinated, Matching Fund Loan, Diageo Project, Series A	6.625%	10/1/29	4,200,000	4,210,668
Subordinated, Matching Fund Loan, Diageo Project, Series A	6.750%	10/1/37	3,500,000	3,506,720

Total U.S. Virgin Islands				19,105,829

Utah - 0.5%
Salt Lake City, UT, Airport Revenue:
Series A	5.000%	7/1/36	4,800,000	5,711,520	(a)
Series A	5.000%	7/1/37	3,500,000	4,152,365	(a)
Utah Infrastructure Agency:
Telecommunications Revenue, Series 2019	4.000%	10/15/24	1,515,000	1,652,850
Telecommunications Revenue, Series 2019	5.000%	10/15/26	1,115,000	1,308,419
Telecommunications Revenue, Series 2019	4.000%	10/15/30	2,025,000	2,240,278
Telecommunications Revenue, Series 2019	4.000%	10/15/34	1,000,000	1,065,780
Telecommunications Revenue, Series 2019	4.000%	10/15/39	1,750,000	1,840,720
Utah State Charter School Finance Authority, Charter School Revenue:
Syracuse Arts Academy Project, UT CSCE	5.000%	4/15/42	1,750,000	1,995,385
Syracuse Arts Academy Project, UT CSCE	5.000%	4/15/47	3,750,000	4,252,012

See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund 2019 Quarterly Report	35

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Utah - (continued)
Utah Charter Academies Inc., UT CSCE	5.000%	10/15/43	$1,150,000	$1,337,772
Utah Charter Academies Inc., UT CSCE	5.000%	10/15/48	1,200,000	1,388,556

Total Utah				26,945,657

Vermont - 0.1%
University of Vermont & State Agricultural College, Green Bonds, Series A	5.000%	10/1/49	2,500,000	3,071,600
Vermont State Student Assistance Corp., Education Loan Revenue, Series B, Class A-2, (3 mo. LIBOR + 3.000%)	4.891%	12/3/35	3,791,302	3,916,756	(a)(c)

Total Vermont				6,988,356

Virginia - 1.3%
Arlington County, VA, IDA Revenue, Refunding	5.000%	2/15/43	1,650,000	1,985,082
Hampton Roads, VA, Sanitation District Wastewater Revenue:
Subordinated, Series A, Refunding	5.000%	8/1/33	15,000,000	18,465,600	(f)
Subordinated, Series A, Refunding	5.000%	8/1/43	5,000,000	6,155,200	(f)
Prince William County, VA, IDA, Student Housing
Revenue, George Mason University Foundation,
Prince William Housing LLC	5.125%	9/1/41	2,000,000	2,121,520
Virginia State Port Authority, Port Facilities Revenue:
Series B, Refunding	5.000%	7/1/41	6,940,000	8,062,476	(a)
Series B, Refunding	5.000%	7/1/45	9,730,000	11,244,669	(a)
Virginia Public School Authority Revenue, Series B, Refunding	5.000%	8/1/28	3,120,000	4,004,863
Virginia State College Building Authority, VA, Educational Facilities Revenue, Liberty University Inc. Project	5.000%	3/1/41	7,225,000	7,286,268
Virginia State Small Business Financing Authority Revenue:
Senior Lien, Elizabeth River Crossing Opco LLC Project	5.000%	7/1/27	3,000,000	3,246,240	(a)
Senior Lien, Elizabeth River Crossing OpCo LLC Project	5.250%	1/1/32	5,000,000	5,435,150	(a)

Total Virginia				68,007,068

Washington - 2.1%
Port of Seattle, WA, Intermediate Lien Revenue, Series 2019	5.000%	4/1/34	4,000,000	4,936,360	(a)
Port of Seattle, WA, Revenue:
Intermediate Lien, Series 2019	5.000%	4/1/33	3,750,000	4,638,262	(a)

See Notes to Schedule of Investments.

36	Western Asset Managed Municipals Fund 2019 Quarterly Report

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Washington - (continued)
Intermediate Lien, Series 2019	5.000%	5/1/43	$8,500,000	$9,884,565	(a)
Intermediate Lien, Series 2019	4.000%	4/1/44	2,500,000	2,748,525	(a)
Intermediate Lien, Series 2019	5.000%	4/1/44	4,000,000	4,793,320	(a)
Washington State Health Care Facilities Authority Revenue:
Commonspirit Health, Series B, Refunding	5.000%	8/1/26	2,000,000	2,367,160	(b)(c)
Commonspirit Health, Series B-2, Refunding	5.000%	8/1/25	4,000,000	4,637,760	(b)(c)
Swedish Health Services, Series A	6.250%	11/15/41	21,550,000	23,132,201	(f)
Washington State HFC Revenue:
Heron’s Key, Series A	7.000%	7/1/45	2,000,000	2,188,440	(d)
Heron’s Key, Series A	7.000%	7/1/50	2,150,000	2,347,112	(d)
Presbyterian Retirement Communities North West Project, Series A, Refunding	5.000%	1/1/51	3,250,000	3,582,248	(d)
Washington State, GO:
Series R-2018D, Refunding	5.000%	8/1/34	6,900,000	8,462,505
Various Purpose, Series A	5.000%	8/1/41	24,035,000	29,494,070

Total Washington				103,212,528

West Virginia - 0.2%
West Virginia University Revenue, West Virginia Projects, Series B, Refunding	5.000%	10/1/29	7,800,000	10,033,218	(b)(c)

Wisconsin - 0.9%
La Crosse, WI, Resource Recovery Revenue, Northern States Power Co. Project, Refunding	6.000%	11/1/21	3,275,000	3,545,744	(a)
Mount Pleasant, WI, Tax Increment Revenue, Series A	5.000%	4/1/48	12,000,000	14,197,800
Public Finance Authority, WI, Limited Obligation Pilot Revenue:
American Dream @ Meadowlands Project, Series 2017	5.000%	12/1/27	6,350,000	7,155,370	(d)
American Dream @ Meadowlands Project, Series 2017	7.000%	12/1/50	8,100,000	9,693,513	(d)
Village of Mount Pleasant, WI, Tax Increment Revenue, Series A	5.000%	4/1/43	1,750,000	2,084,338
Wisconsin State HEFA Revenue, Essentia Health, Series B, AGC	5.125%	2/15/30	6,475,000	6,517,800

Total Wisconsin				43,194,565

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $4,681,033,839)				5,028,687,086

See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund 2019 Quarterly Report	37

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
SHORT-TERM INVESTMENTS - 0.9%
MUNICIPAL BONDS - 0.9%
Alabama - 0.0%
Mobile County IDA Revenue, Exxonmobil Project, Refunding	1.120%	7/15/32	$1,600,000	$1,600,000	(j)(k)

Alaska - 0.0%
Valdez, AK, Marine Terminal Revenue, Exxon Pipeline Co., Series C, Refunding	1.120%	12/1/33	1,100,000	1,100,000	(j)(k)

Georgia - 0.1%
Municipal Electric Authority of Georgia, Project 1, Subordinated, Series B, LOC-PNC Bank N.A.	1.080%	1/1/48	1,885,000	1,885,000	(j)(k)

Illinois - 0.0%
Illinois State Finance Authority Revenue, Edward Hospital Obligated Group, Variable Rate Demand Bonds, Series B-2, Refunding, LOC - TD Bank N.A.	1.100%	2/1/40	100,000	100,000	(j)(k)

Massachusetts - 0.0%
Massachusetts State HEFA Revenue, Baystate Medical Center Inc., Series G, Refunding, LOC - TD Bank N.A.	1.130%	7/1/26	100,000	100,000	(j)(k)

Minnesota - 0.2%
City of Rochester, MN, Health Care Facilities Financing Authority Revenue, Mayo Clinic, Series B, Refunding, SPA - Northern Trust Company	1.100%	11/15/38	270,000	270,000	(j)(k)
Minneapolis & St. Paul, MN, Housing & Redevelopment Authority Revenue, Series C2, LOC - Wells Fargo Bank N.A.	1.100%	11/15/34	5,400,000	5,400,000	(j)(k)
St. Paul, MN, Housing and Redevelopment Authority, Allina Health System, Series C, Refunding, LOC - Wells Fargo Bank N.A.	1.090%	11/15/35	4,500,000	4,500,000	(j)(k)

Total Minnesota				10,170,000

Mississippi - 0.0%
Mississippi State Business Finance Corp., Gulf Opportunity Zone, IDR, Chevron USA Inc. Project, Series D	1.120%	11/1/35	500,000	500,000	(j)(k)

See Notes to Schedule of Investments.

38	Western Asset Managed Municipals Fund 2019 Quarterly Report

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New York - 0.3%
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Second General Resolution, Series AA-2, SPA - PNC Bank N.A.	1.160%	6/15/48	100,000	$100,000	(j)(k)
New York City, NY, TFA Future Tax Secured Revenue, Subordinated, Series A, SPA - JPMorgan Chase & Co.	1.180%	8/1/45	$5,000,000	5,000,000	(j)(k)
New York State Energy Research & Development Authority Revenue, Consolidated Edison Co. of New York Inc. Project, Subseries C-4, LOC - Mizuho Bank Ltd.	1.120%	11/1/39	500,000	500,000	(a)(j)(k)
New York State HFA Revenue:
250 West 93rd Street, Series A, LOC - Landesbank Hessen-Thueringen	1.170%	11/1/38	1,000,000	1,000,000	(a)(j)(k)
350 West 43rd Street Housing, Series A, LOC - Landesbank Hessen-Thueringen	1.220%	11/1/34	1,300,000	1,300,000	(a)(j)(k)
42nd & 10th Housing, Series A, LIQ - FHLMC	1.150%	11/1/41	4,700,000	4,700,000	(a)(j)(k)
42nd & 10th Housing, Series A, LIQ - FHLMC, LOC - FHLMC	1.080%	11/1/41	3,000,000	3,000,000	(e)(j)(k)
New York State Mortgage Agency, Homeowner Mortgage Revenue, Series 215, SPA - Bank of America N.A.	1.650%	10/1/48	175,000	175,000	(j)(k)

Total New York				15,775,000

North Carolina - 0.1%
Raleigh, NC, COP, Downtown Improvement Project, Series B-1, SPA - Wells Fargo Bank N.A.	1.100%	2/1/34	1,200,000	1,200,000	(j)(k)
University of North Carolina at Chapel Hill, Series A, Refunding, SPA - Landesbank Hessen - Thueringen	1.120%	2/15/31	650,000	650,000	(j)(k)

Total North Carolina				1,850,000

Pennsylvania - 0.1%
Allegheny County, PA, IDA Revenue, Education Center Watson, LOC - PNC Bank N.A.	1.080%	5/1/31	200,000	200,000	(j)(k)
Pennsylvania State Turnpike Commission Revenue, Second Series, Refunding, LOC - TD Bank N.A.	1.120%	12/1/38	4,600,000	4,600,000	(j)(k)

Total Pennsylvania				4,800,000

Texas - 0.1%
Lower Neches Valley Authority, TX, Industrial Development Corp., Exxon Mobil Corp., Subordinated, Series B-4, Refunding	1.150%	3/1/33	700,000	700,000	(a)(j)(k)
University of Texas, TX, System Revenue, Financing System, Series B, LIQ, - University of Texas Investment Management Company	1.040%	8/1/39	3,900,000	3,900,000	(j)(k)

Total Texas				4,600,000

See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund 2019 Quarterly Report	39

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Wyoming - 0.0%
Uinta County, WY, PCR, Chevron USA Project, Refunding	1.120%	8/15/20	$1,100,000	$1,100,000	(j)(k)

TOTAL SHORT-TERM INVESTMENTS (Cost - $43,580,000)				43,580,000

TOTAL INVESTMENTS - 101.4% (Cost - $4,724,613,839)				5,072,267,086
Liabilities in Excess of Other Assets - (1.4)%				(69,953,648)

TOTAL NET ASSETS - 100.0%				$5,002,313,438

*	Non-income producing security.

(a)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(b)	Maturity date shown represents the mandatory tender date.

(c)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(e)	Securities traded on a when-issued or delayed delivery basis.

(f)	Pre-Refunded bonds are generally escrowed with U.S. government obligations and/or U.S. government agency securities.

(g)	Bonds are generally escrowed to maturity by government securities and/or U.S. government agency securities.

(h)	The coupon payment on these securities is currently in default as of November 30, 2019.

(i)	The maturity principal is currently in default as of November 30, 2019.

(j)

Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the Remarketing Agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index. The SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s Short-term Obligation Rate Transparency System.

(k)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

See Notes to Schedule of Investments.

40	Western Asset Managed Municipals Fund 2019 Quarterly Report

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2019

Abbreviations used in this schedule:

AGC	— Assured Guaranty Corporation - Insured Bonds

AGM	— Assured Guaranty Municipal Corporation - Insured Bonds

AMBAC	— American Municipal Bond Assurance Corporation - Insured Bonds

BAM	— Build America Mutual - Insured Bonds

CAB	— Capital Appreciation Bonds

CDA	— Communities Development Authority

COP	— Certificates of Participation

CSCE	— Charter School Credit Enhancement

CTFS	— Certificates

CWA	— Clean Water Act

DFA	— Development Finance Agency

EDA	— Economic Development Authority

EDC	— Economic Development Corporation

EDR	— Economic Development Revenue

EFA	— Educational Facilities Authority

FGIC	— Financial Guaranty Insurance Company

FHA	— Federal Housing Administration - Insured Bonds

FHLMC	— Federal Home Loan Mortgage Corporation

GO	— General Obligation

GTD	— Guaranteed

HDA	— Housing Development Authority

HDC	— Housing Development Corporation

HEFA	— Health & Educational Facilities Authority

HFA	— Housing Finance Agency

HFC	— Housing Finance Commission

IDA	— Industrial Development Authority

IDR	— Industrial Development Revenue

ISD	— Independent School District

LIBOR	— London Interbank Offered Rate

LIQ	— Liquidity Facility

LOC	— Letter of Credit

MFA	— Municipal Finance Authority

MTA	— Metropolitan Transportation Authority

NATL	— National Public Finance Guarantee Corporation - Insured Bonds

PCFA	— Pollution Control Financing Authority

PCR	— Pollution Control Revenue

PEA	— Public Energy Authority

PFA	— Public Facilities Authority

PFC	— Public Facilities Corporation

PSF	— Permanent School Fund

SD	— School District

SIFMA	— Securities Industry and Financial Markets Association

SPA	— Standby Bond Purchase Agreement - Insured Bonds

TFA	— Transitional Finance Authority

USD	— Unified School District

VHA	— Vetrans Health Administration

See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund 2019 Quarterly Report	41

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2019

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

42	Western Asset Managed Municipals Fund 2019 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Managed Municipals Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield

43

Notes to Schedule of Investments (unaudited) (continued)

analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

44

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Municipal Bonds†	—	$5,028,687,086	—	$5,028,687,086
Short-Term Investments†	—	43,580,000	—	43,580,000

Total Investments	—	$5,072,267,086	—	$5,072,267,086

†	See Schedule of Investments for additional detailed categorizations.

45